August 2, 1997
THE DREYFUS/LAUREL FUNDS TRUST-
DREYFUS CORE VALUE FUND -
INVESTOR AND CLASS R SHARES
SUPPLEMENT TO PROSPECTUS
DATED MAY 1, 1997
        EFFECTIVE AUGUST 15 1997, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Class R shares are redesignated as "Restricted shares"and the Fund's Investor shares are offered to any investor.
        Effective August 15, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.


August 2, 1997
THE DREYFUS/LAUREL FUNDS TRUST-
DREYFUS CORE VALUE FUND -
INSTITUTIONAL SHARES
SUPPLEMENT TO PROSPECTUS
DATED MAY 1, 1997
        EFFECTIVE AUGUST 15, 1997, THE FOLLOWING INFORMATION SUPPLEMENTS AND SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Fund's Class R shares are redesignated as "Restricted shares" and the Fund's Investor shares are offered to any investor.
        Effective August 15, 1997, the following information supersedes any contrary information contained in the Fund's Prospectus.
        Investments through the Dreyfus-AUTOMATIC Asset BuilderRegistration Mark must be at least $50.
        THE FOLLOWING INFORMATION SUPERSEDES ANY CONTRARY INFORMATION CONTAINED IN THE FUND'S PROSPECTUS.
        The Telephone Redemption Privilege is granted automatically unless you specifically refuse it by checking the applicable "No" box on the Account Application. The Telephone Redemption Privilege may be established for an existing account by a separate signed Shareholder Services Form or by oral request from any of the authorized signatories on the account by calling 1-800-645-6561.
392s080297